UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/11

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  230 Schilling Circle
Suite 234
Hunt Valley, MD 21031



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Hunt Valley, MD                   09/30/2011

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  $210,529.54


                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
				TITLE 				VALUE					INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Berkshire Hathaway - Class B	COM		84670207	13865.45	195,178		SH 	SOLE		N/A		195,178		0		0
Pfizer				COM		717081103	13720.77	776,061.39	SH 	SOLE		N/A		776,061.39	0		0
Wal-Mart Stores			COM		931142103	11924.56	229,760.27	SH 	SOLE		N/A		229,760.27	0		0
Microsoft			COM		594918104	10905.11	438,132.31	SH 	SOLE		N/A		438,132.31	0		0
Canadian Natural Resources	COM		136385101	10671.41	364,585.11	SH 	SOLE		N/A		364,585.11	0		0
Cisco Systems			COM		17275R102	10539.01	679,936.19	SH 	SOLE		N/A		679,936.19	0		0
Fairfax Financial		COM		303901102	10026.68	26,065		SH 	SOLE		N/A		26,065		0		0
Johnson & Johnson		COM		478160104	9936.34		156,011.06	SH 	SOLE		N/A		156,011.06	0		0
Visa				COM		92826C839	9875.50		115,206.49	SH 	SOLE		N/A		115,206.49	0		0
Google				COM		38259P508	9028.14		17,529		SH 	SOLE		N/A		17,529		0		0
Pepsico				COM		713448108	8550.85		138,139.76	SH 	SOLE		N/A		138,139.76	0		0
Conocophillips			COM		20825C104	8387.82		132,467.09	SH 	SOLE		N/A		132,467.09	0		0
3M				COM		88579Y101	7874.00		109,680.96	SH 	SOLE		N/A		109,680.96	0		0
U S Bancorp			COM		902973304	7677.44		326,144.32	SH 	SOLE		N/A		326,144.32	0		0
Procter & Gamble		COM		742718109	7377.25		116,765.55	SH 	SOLE		N/A		116,765.55	0		0
Home Depot			COM		437076102	6019.62		183,134.15	SH 	SOLE		N/A		183,134.15	0		0
American Express		COM		25816109	5591.90		124,541.26	SH 	SOLE		N/A		124,541.26	0		0
Wells Fargo			COM		949746101	5246.21		217,504.71	SH 	SOLE		N/A		217,504.71	0		0
Coca Cola			COM		191216100	5147.01		76,184.25	SH 	SOLE		N/A		76,184.25	0		0
Citigroup			COM		172967101	4698.95		183,445.16	SH 	SOLE		N/A		183,445.16	0		0
Bank of America			COM		60505104	4499.24		735,169.83	SH 	SOLE		N/A		735,169.83	0		0
Hewlett Packard			COM		428236103	4250.62		189,337		SH 	SOLE		N/A		189,337		0		0
Lockheed Martin			COM		539830109	4025.95		55,423.27	SH 	SOLE		N/A		55,423.27	0		0
Automatic Data Processing	COM		53015103	3391.50		71,930		SH 	SOLE		N/A		71,930		0		0
Mastercard			COM		57636Q104	2875.06		9,065		SH 	SOLE		N/A		9,065		0		0
Sysco				COM		871829107	2736.60		105,660.31	SH 	SOLE		N/A		105,660.31	0		0
Exelon				COM		30161N101	2164.89		50,807		SH 	SOLE		N/A		50,807		0		0
Merck				COM		58933Y105	2116.51		64,725		SH 	SOLE		N/A		64,725		0		0
Covidien			COM		G2554F105	1987.19		45,061.07	SH 	SOLE		N/A		45,061.07	0		0
United Healthcare		COM		91324P102	1064.27		23,076		SH 	SOLE		N/A		23,076		0		0
Exxon Mobil			COM		30231G102	947.53		13,046		SH 	SOLE		N/A		13,046		0		0
Paychex				COM		704326107	772.24		29,284.72	SH 	SOLE		N/A		29,284.72	0		0
Intel				COM		458140100	750.22		35,164		SH 	SOLE		N/A		35,164		0		0
Lowe's Companies		COM		548661107	621.37		32,129		SH 	SOLE		N/A		32,129		0		0
B P Prudhoe Bay Royalty Trust	COM		55630107	421.40		4,000		SH 	SOLE		N/A		4,000		0		0
Contango Oil & Gas		COM		21075N204	400.09		7,313		SH 	SOLE		N/A		7,313		0		0
Aon Corporation			COM		37389103	288.36		6,869		SH 	SOLE		N/A		6,869		0		0
Becton Dickinson		COM		75887109	152.51		2,080		SH 	SOLE		N/A		2,080		0		0